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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                               ---------------

Check here if Amendment []; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
         ---------------
         Plandome, NY 11030


Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
         ---------------
Title:   Managing Member
         ---------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


  /s/             Edward M. Giles                  New York, NY      07/31/07
         --------------------------------------  --------------- ---------------
         [Signature] [City, State] [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)











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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                        ------------------

Form 13F Information Table Entry Total:                 37
                                        ------------------

Form 13F Information Table Value Total:             311317
                                        ------------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           NONE




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                                GME CAPITAL LLC
                                    FORM 13F
                                 AS OF 6/30/2007

                                                                                                        Voting Authority
                                                                                                       -----------------
                                                               Value    Shares/     Sh/  Put/  Invstmt    Other
Name of Issuer                 Title of class          CUSIP (x$1000)   Prn Amt     Prn  Call  Dscretn  Managers   Sole  Shared None

3D SYSTEMS CORP                COM NEW             88554D205       8564     344344 SH         Defined              344344
ACCELR8 TECHNOLOGY CORP        COM NEW             004304200        102      50900 SH         Defined               50900
AMERICAN VANGUARD CORP         COM                 030371108       6023     420615 SH         Defined              420615
AMERIGAS PARTNERS - LP         UNIT LP INT         030975106        362      10000 SH         Defined               10000
ANALOG DEVICES                 COM                 032654105        806      21423 SH         Defined               21423
BREEZE-EASTERN CORP            COM                 106764103        730      50700 SH         Defined               50700
CAMECO CORP                    COM                 13321L108       3907      77000 SH         Defined               77000
CELGENE CORP                   COM                 151020104      99593    1737187 SH         Defined             1737187
CLEVELAND-CLIFFS INC           COM                 185896107      11480     147800 SH         Defined              147800
ELAN CORP PLC ADR              ADR                 284131208      16713     762100 SH         Defined              762100
ENERGY FOCUS, INC              COM                 29268T102        770     116150 SH         Defined              116150
EVERGREEN ENERGY INC           COM                 30024B104       1357     230000 SH         Defined              230000
HUDSON CITY BANCORP INC        COM                 443683107       4838     395907 SH         Defined              395907
KOPIN CORP.                    COM                 500600101        150      38560 SH         Defined               38560
METABOLIX INC                  COM                 591018809      21864     873515 SH         Defined              873515
MRV COMMUNICATIONS INC.        COM                 553477100       1502     462200 SH         Defined              462200
NEWFIELD EXPLORATION CO        COM                 651290108       5111     112200 SH         Defined              112200
NEWMONT MINING CORPORATION     COM                 651639106       2533      64850 SH         Defined               64850
NOBLE CORP                     SHS                 G65422100       6748      69200 SH         Defined               69200
NOVA CHEMICALS CORP            COM                 66977W109       2988      84000 SH         Defined               84000
NOVAGOLD RESOURCES INC         COM NEW             66987E206       2255     150000 SH         Defined              150000
PEABODY ENERGY                 COM                 704549104       1471      30400 SH         Defined               30400
PETROHAWK ENERGY CORP          COM                 716495106       7032     443400 SH         Defined              443400
QUESTAR CORP                   COM                 748356102       4619      87400 SH         Defined               87400
RAYONIER INC                   COM                 754907103      10005     221644 SH         Defined              221644
SHIRE PLC                      SPONSORED ADR       82481R106       9051     122100 SH         Defined              122100
SOUTHWESTERN ENERGY CO.        COM                 845467109      23305     523700 SH         Defined              523700
STERICYCLE, INC.               COM                 858912108       3775      84900 SH         Defined               84900
STREETTRACKS GOLD TRUST        GOLD SHS            863307104       1028      16000 SH         Defined               16000
THERMO FISHER SCIENTIFIC INC   COM                 883556102       9972     192800 SH         Defined              192800
THORATEC CORPORATION           COM NEW             885175307        184      10000 SH         Defined               10000
THORNBURG MORTGAGE INC         COM                 885218107       5506     210300 SH         Defined              210300
UNIVERSAL HEALTH RLTY IN       SH BEN INT          91359E105        735      22083 SH         Defined               22083
VENTANA MEDICAL SYSTEMS        COM                 92276h106      19999     258814 SH         Defined              258814
VENTANA MEDICAL SYSTEMS (Restr COM                 92276h10x       1412      18272 SH         Defined               18272
WILLBROS GROUP INC             COM                 969199108       8067     271800 SH         Defined              271800
WYETH                          COM                 983024100       6760     117900 SH         Defined              117900
REPORT SUMMARY                               37 DATA RECORDS     311317             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
